REVENUES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
REVENUES

NOTE 14 — REVENUES

	Three-Month Period Ended September 30,		Nine-Month Period Ended September 30,
	2021	2020	2021	2020
	US$	US$	US$	US$
Sales in PRC	$7,696,992	$8,407,154	$24,652,526	$13,940,471
Sales in Overseas
—Republic of China (ROC, or Taiwan)	1,785,128	1,955,577	6,663,678	3,652,771
-South Korea	1,618,284	1,500,392	5,519,484	2,993,899
-Others	65,576	40,997	278,482	82,131
Sub-total	3,468,988	3,496,966	12,461,644	6,728,801
Total Revenue	$11,165,980	$11,904,120	$37,114,170	$20,669,272

Due to the COVID-19 pandemic, the Company’s subsidiary Sichuan Wetouch was temporarily shut down from early February 2020 to early March 2020 in accordance with the requirement of the local governments. The Company’s business was negatively impacted and generated lower revenue and net income during the period from February to April 2020. Our business was gradually recovered to its normal level during the three -months and nine months period ended September 30, 2021, due to our proactive efforts to in marketing new models such as POS touchscreens and penetrate into new customers into new regions.

NOTE 14 — REVENUES

The Company’s geographical revenue information is set forth below:

	For the Years Ended December 31,
	2020	2019
Sales in PRC	$21,430,226	$26,496,302
Sales in Overseas
—Republic of China (ROC, or Taiwan)	5,178,407	6,725,155
-South Korea	4,654,133	6,697,864
-Others	83,185	84,782
Sub-total	9,915,725	13,507,801
Total revenues	$31,345,951	$40,004,103